Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net revenues	$ 254,063	$ 227,120	$ 192,863
Cost of revenues (including share-based compensation of US$136, US$1,463 and US$278 for the years ended December 31, 2010, 2011 and 2012, respectively)	(192,034)	(167,520)	(130,862)
Gross profit	62,029	59,600	62,001
Operating expenses:
Selling and marketing expenses (including share-based compensation of US$354, US$7,427 and US$2,043 for the years ended December 31, 2010, 2011 and 2012, respectively)	(15,409)	(20,263)	(11,138)
General and administrative expenses (including share-based compensation of US$2,434, US$10,476 and US$2,120 for the years ended December 31, 2010, 2011 and 2012, respectively)	(41,908)	(45,065)	(21,605)
Research and development costs	(8,047)	(5,956)	(2,741)
Loss on impairment of intangible assets	(6,610)	(8,552)
Loss on impairment of goodwill	(29,597)	(21,457)
Changes in fair value of contingent consideration for business acquisitions	(170)	(1,669)	(3,880)
Total operating expenses	(101,741)	(102,962)	(39,364)
Government subsidies	742	255	123
Income (loss) from operations	(38,970)	(43,107)	22,760
Interest expense	(188)	(935)	(475)
Interest income	900	1,194	498
Income (loss) before provisions for income taxes	(38,258)	(42,848)	22,783
Provisions for income tax (expense)/benefit	(2,144)	1,791	(4,100)
Net income (loss)	(40,402)	(41,057)	18,683
Net (income) loss attributable to noncontrolling interest	(144)	233	(86)
Net income (loss) attributable to Camelot Information Systems Inc.	(40,546)	(40,824)	18,597
Net income (loss) attributable to Camelot Information Systems Inc. ordinary shareholders
Basic	$ (0.23)	$ (0.23)	$ 0.12
Diluted	$ (0.23)	$ (0.23)	$ 0.11
Weighted average shares used in calculating net income/(loss) per ordinary share
Basic (in shares)	177,711,280	179,954,056	128,663,415
Diluted (in shares)	177,711,280	179,954,056	165,258,030
Net income (loss)	(40,402)	(41,057)	18,683
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,153	8,209	6,129
Comprehensive income (loss)	(38,249)	(32,848)	24,812
Comprehensive (income) loss attributable to the noncontrolling interests	(173)	252	(106)
Comprehensive income (loss) attributable to Camelot Information Systems Inc.	$ (38,422)	$ (32,596)	$ 24,706